11. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property, plant and equipment, net as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Photovoltaic solar systems	$32,288	$24,375
Bitcoin mining equipment	4,045	–
Furniture, fixtures and equipment	586	517
Automobile	468	489
Computers	173	1,177
Leasehold improvements	187	188
	37,747	26,746
Less: accumulated depreciation	(3,636)	(5,505)
	34,111	21,241
Less: impairment	(2,328)	(91)
	$31,783	$21,150